Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% First Mortgage Bonds due 2056
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 396,928,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,815.76
Offering Note	On February 23, 2023, MidAmerican Energy Company paid a filing fee of $358,150.00 to register up to $3,250,000,000 aggregate offering price of its securities under the registration statement on Form S-3 (File No. 333-257069), as amended, of which $121,375.00 remains unutilized. Such registration statement expired on June 14, 2024, and any offering that included the unsold securities thereunder has been terminated. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the filing fee due hereunder is offset by the amount of filing fees of $54,815.76 associated with approximately $497,420,689.66 in aggregate offering price of such unsold securities, leaving $66,559.24 remaining to be applied to future filings from this fee offset source.